WARRANTS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
WARRANTS (Details)
Outstanding warrants beginning	6,859
Outstanding warrants ending	125,299	6,859
Issuance of Warrants	118,440	6,859
Weighted Average Exercise Price Per Share beginning	$ 335.40	$ 0
Weighted Average Exercise Price Per Share ending	151.20	335.40
Weighted Average Exercise Price Per Share Issuance of Warrants	$ 151.20	$ 335.40